Shareholder Report	3 Months Ended	12 Months Ended
	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Goldman Sachs Trust
Entity Central Index Key		0000822977
Entity Investment Company Type		N-1A
Document Period End Date		Nov. 30, 2024
C000240872
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Federal Instruments Fund
Trading Symbol		FIDXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
D	$21	0.20%

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.20%
AssetsNet	$ 6,894,679,733	$ 6,894,679,733
Holdings Count | Holding	339	339
Advisory Fees Paid, Amount		$ 11,069,702
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$6,894,679,733 # of Portfolio Holdings339 Total Net Advisory Fees Paid$11,069,702
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	74.4%
U.S. Government Agency Securities	28.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000161175
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Federal Instruments Fund
Trading Symbol		FIRXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.20%

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.20%
AssetsNet	$ 6,894,679,733	$ 6,894,679,733
Holdings Count | Holding	339	339
Advisory Fees Paid, Amount		$ 11,069,702
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$6,894,679,733 # of Portfolio Holdings339 Total Net Advisory Fees Paid$11,069,702
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	74.4%
U.S. Government Agency Securities	28.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000161180
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Federal Instruments Fund
Trading Symbol		FIKXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$36	0.35%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.35%
AssetsNet	$ 6,894,679,733	$ 6,894,679,733
Holdings Count | Holding	339	339
Advisory Fees Paid, Amount		$ 11,069,702
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$6,894,679,733 # of Portfolio Holdings339 Total Net Advisory Fees Paid$11,069,702
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	74.4%
U.S. Government Agency Securities	28.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000161177
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Federal Instruments Fund
Trading Symbol		FILXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$72	0.70%

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.70%
AssetsNet	$ 6,894,679,733	$ 6,894,679,733
Holdings Count | Holding	339	339
Advisory Fees Paid, Amount		$ 11,069,702
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$6,894,679,733 # of Portfolio Holdings339 Total Net Advisory Fees Paid$11,069,702
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	74.4%
U.S. Government Agency Securities	28.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000161178
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Federal Instruments Fund
Trading Symbol		FIHXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$31	0.30%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.30%
AssetsNet	$ 6,894,679,733	$ 6,894,679,733
Holdings Count | Holding	339	339
Advisory Fees Paid, Amount		$ 11,069,702
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$6,894,679,733 # of Portfolio Holdings339 Total Net Advisory Fees Paid$11,069,702
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	74.4%
U.S. Government Agency Securities	28.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000161176
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Federal Instruments Fund
Trading Symbol		FIOXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$46	0.45%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.45%
AssetsNet	$ 6,894,679,733	$ 6,894,679,733
Holdings Count | Holding	339	339
Advisory Fees Paid, Amount		$ 11,069,702
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$6,894,679,733 # of Portfolio Holdings339 Total Net Advisory Fees Paid$11,069,702
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	74.4%
U.S. Government Agency Securities	28.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000161786
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Federal Instruments Fund
Trading Symbol		FIWXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$102	1.00%

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		1.00%
AssetsNet	$ 6,894,679,733	$ 6,894,679,733
Holdings Count | Holding	339	339
Advisory Fees Paid, Amount		$ 11,069,702
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$6,894,679,733 # of Portfolio Holdings339 Total Net Advisory Fees Paid$11,069,702
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	74.4%
U.S. Government Agency Securities	28.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000166882
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Government Fund
Trading Symbol		FSOXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.43%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.43%
AssetsNet	$ 263,944,324,607	$ 263,944,324,607
Holdings Count | Holding	547	547
Advisory Fees Paid, Amount		$ 376,182,816
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$263,944,324,607 # of Portfolio Holdings547 Total Net Advisory Fees Paid$376,182,816
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000166883
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Government Fund
Trading Symbol		FSGXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120	1.18%

Expenses Paid, Amount		$ 120
Expense Ratio, Percent		1.18%
AssetsNet	$ 263,944,324,607	$ 263,944,324,607
Holdings Count | Holding	547	547
Advisory Fees Paid, Amount		$ 376,182,816
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$263,944,324,607 # of Portfolio Holdings547 Total Net Advisory Fees Paid$376,182,816
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000237844
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Government Fund
Trading Symbol		GSAXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$18	0.18%

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.18%
AssetsNet	$ 263,944,324,607	$ 263,944,324,607
Holdings Count | Holding	547	547
Advisory Fees Paid, Amount		$ 376,182,816
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$263,944,324,607 # of Portfolio Holdings547 Total Net Advisory Fees Paid$376,182,816
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025196
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Government Fund
Trading Symbol		FGTXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.18%

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.18%
AssetsNet	$ 263,944,324,607	$ 263,944,324,607
Holdings Count | Holding	547	547
Advisory Fees Paid, Amount		$ 376,182,816
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$263,944,324,607 # of Portfolio Holdings547 Total Net Advisory Fees Paid$376,182,816
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025201
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Government Fund
Trading Symbol		GCGXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$34	0.33%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.33%
AssetsNet	$ 263,944,324,607	$ 263,944,324,607
Holdings Count | Holding	547	547
Advisory Fees Paid, Amount		$ 376,182,816
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$263,944,324,607 # of Portfolio Holdings547 Total Net Advisory Fees Paid$376,182,816
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025198
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Government Fund
Trading Symbol		FOSXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$70	0.68%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.68%
AssetsNet	$ 263,944,324,607	$ 263,944,324,607
Holdings Count | Holding	547	547
Advisory Fees Paid, Amount		$ 376,182,816
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$263,944,324,607 # of Portfolio Holdings547 Total Net Advisory Fees Paid$376,182,816
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025199
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Government Fund
Trading Symbol		GPGXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$29	0.28%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.28%
AssetsNet	$ 263,944,324,607	$ 263,944,324,607
Holdings Count | Holding	547	547
Advisory Fees Paid, Amount		$ 376,182,816
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$263,944,324,607 # of Portfolio Holdings547 Total Net Advisory Fees Paid$376,182,816
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025200
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Government Fund
Trading Symbol		GSGXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$22	0.21%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.21%
AssetsNet	$ 263,944,324,607	$ 263,944,324,607
Holdings Count | Holding	547	547
Advisory Fees Paid, Amount		$ 376,182,816
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$263,944,324,607 # of Portfolio Holdings547 Total Net Advisory Fees Paid$376,182,816
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025197
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Government Fund
Trading Symbol		FOAXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$44	0.43%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.43%
AssetsNet	$ 263,944,324,607	$ 263,944,324,607
Holdings Count | Holding	547	547
Advisory Fees Paid, Amount		$ 376,182,816
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$263,944,324,607 # of Portfolio Holdings547 Total Net Advisory Fees Paid$376,182,816
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000088802
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Government Fund
Trading Symbol		GVCXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$100	0.98%

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.98%
AssetsNet	$ 263,944,324,607	$ 263,944,324,607
Holdings Count | Holding	547	547
Advisory Fees Paid, Amount		$ 376,182,816
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$263,944,324,607 # of Portfolio Holdings547 Total Net Advisory Fees Paid$376,182,816
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000088803
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Government Fund
Trading Symbol		GGPXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$54	0.53%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.53%
AssetsNet	$ 263,944,324,607	$ 263,944,324,607
Holdings Count | Holding	547	547
Advisory Fees Paid, Amount		$ 376,182,816
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$263,944,324,607 # of Portfolio Holdings547 Total Net Advisory Fees Paid$376,182,816
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000088804
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Government Fund
Trading Symbol		GVRXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Resource	$85	0.83%

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.83%
AssetsNet	$ 263,944,324,607	$ 263,944,324,607
Holdings Count | Holding	547	547
Advisory Fees Paid, Amount		$ 376,182,816
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$263,944,324,607 # of Portfolio Holdings547 Total Net Advisory Fees Paid$376,182,816
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000167141
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Government Fund
Trading Symbol		FGGXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$18	0.18%

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.18%
AssetsNet	$ 263,944,324,607	$ 263,944,324,607
Holdings Count | Holding	547	547
Advisory Fees Paid, Amount		$ 376,182,816
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$263,944,324,607 # of Portfolio Holdings547 Total Net Advisory Fees Paid$376,182,816
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000214495
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Government Fund
Trading Symbol		VETXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Drexel Hamilton	$18	0.18%

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.18%
AssetsNet	$ 263,944,324,607	$ 263,944,324,607
Holdings Count | Holding	547	547
Advisory Fees Paid, Amount		$ 376,182,816
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$263,944,324,607 # of Portfolio Holdings547 Total Net Advisory Fees Paid$376,182,816
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000229775
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Government Fund
Trading Symbol		LDIXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loop	$18	0.18%

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.18%
AssetsNet	$ 263,944,324,607	$ 263,944,324,607
Holdings Count | Holding	547	547
Advisory Fees Paid, Amount		$ 376,182,816
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$263,944,324,607 # of Portfolio Holdings547 Total Net Advisory Fees Paid$376,182,816
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000229774
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Government Fund
Trading Symbol		WMNXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seelaus	$18	0.18%

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.18%
AssetsNet	$ 263,944,324,607	$ 263,944,324,607
Holdings Count | Holding	547	547
Advisory Fees Paid, Amount		$ 376,182,816
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$263,944,324,607 # of Portfolio Holdings547 Total Net Advisory Fees Paid$376,182,816
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	49.5%
U.S. Treasury Obligations	37.2%
U.S. Government Agency Securities	11.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000240871
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Instruments Fund
Trading Symbol		FRDXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
D	$21	0.20%

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.20%
AssetsNet	$ 93,753,462,649	$ 93,753,462,649
Holdings Count | Holding	279	279
Advisory Fees Paid, Amount		$ 150,799,705
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$93,753,462,649 # of Portfolio Holdings279 Total Net Advisory Fees Paid$150,799,705
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	99.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025309
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Instruments Fund
Trading Symbol		FTIXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.20%

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.20%
AssetsNet	$ 93,753,462,649	$ 93,753,462,649
Holdings Count | Holding	279	279
Advisory Fees Paid, Amount		$ 150,799,705
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$93,753,462,649 # of Portfolio Holdings279 Total Net Advisory Fees Paid$150,799,705
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	99.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025314
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Instruments Fund
Trading Symbol		GCIXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$36	0.35%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.35%
AssetsNet	$ 93,753,462,649	$ 93,753,462,649
Holdings Count | Holding	279	279
Advisory Fees Paid, Amount		$ 150,799,705
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$93,753,462,649 # of Portfolio Holdings279 Total Net Advisory Fees Paid$150,799,705
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	99.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025311
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Instruments Fund
Trading Symbol		FYSXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$71	0.69%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.69%
AssetsNet	$ 93,753,462,649	$ 93,753,462,649
Holdings Count | Holding	279	279
Advisory Fees Paid, Amount		$ 150,799,705
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$93,753,462,649 # of Portfolio Holdings279 Total Net Advisory Fees Paid$150,799,705
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	99.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025312
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Instruments Fund
Trading Symbol		GPIXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$31	0.30%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.30%
AssetsNet	$ 93,753,462,649	$ 93,753,462,649
Holdings Count | Holding	279	279
Advisory Fees Paid, Amount		$ 150,799,705
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$93,753,462,649 # of Portfolio Holdings279 Total Net Advisory Fees Paid$150,799,705
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	99.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025313
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Instruments Fund
Trading Symbol		GSIXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$24	0.23%

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.23%
AssetsNet	$ 93,753,462,649	$ 93,753,462,649
Holdings Count | Holding	279	279
Advisory Fees Paid, Amount		$ 150,799,705
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$93,753,462,649 # of Portfolio Holdings279 Total Net Advisory Fees Paid$150,799,705
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	99.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025310
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Instruments Fund
Trading Symbol		FRAXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$46	0.45%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.45%
AssetsNet	$ 93,753,462,649	$ 93,753,462,649
Holdings Count | Holding	279	279
Advisory Fees Paid, Amount		$ 150,799,705
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$93,753,462,649 # of Portfolio Holdings279 Total Net Advisory Fees Paid$150,799,705
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	99.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000088822
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Instruments Fund
Trading Symbol		GICXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$101	0.99%

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		0.99%
AssetsNet	$ 93,753,462,649	$ 93,753,462,649
Holdings Count | Holding	279	279
Advisory Fees Paid, Amount		$ 150,799,705
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$93,753,462,649 # of Portfolio Holdings279 Total Net Advisory Fees Paid$150,799,705
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	99.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000088823
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Instruments Fund
Trading Symbol		GIPXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$56	0.55%

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		0.55%
AssetsNet	$ 93,753,462,649	$ 93,753,462,649
Holdings Count | Holding	279	279
Advisory Fees Paid, Amount		$ 150,799,705
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$93,753,462,649 # of Portfolio Holdings279 Total Net Advisory Fees Paid$150,799,705
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	99.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000229777
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Instruments Fund
Trading Symbol		LEIXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loop	$21	0.20%

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.20%
AssetsNet	$ 93,753,462,649	$ 93,753,462,649
Holdings Count | Holding	279	279
Advisory Fees Paid, Amount		$ 150,799,705
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$93,753,462,649 # of Portfolio Holdings279 Total Net Advisory Fees Paid$150,799,705
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	99.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000229776
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Instruments Fund
Trading Symbol		WOMXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seelaus	$19	0.19%

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.19%
AssetsNet	$ 93,753,462,649	$ 93,753,462,649
Holdings Count | Holding	279	279
Advisory Fees Paid, Amount		$ 150,799,705
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$93,753,462,649 # of Portfolio Holdings279 Total Net Advisory Fees Paid$150,799,705
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	99.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025302
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Obligations Fund
Trading Symbol		FTOXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.20%

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.20%
AssetsNet	$ 44,821,077,322	$ 44,821,077,322
Holdings Count | Holding	286	286
Advisory Fees Paid, Amount		$ 76,083,076
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$44,821,077,322 # of Portfolio Holdings286 Total Net Advisory Fees Paid$76,083,076
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	51.8%
Repurchase Agreements	51.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025307
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Obligations Fund
Trading Symbol		GCTXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$36	0.35%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.35%
AssetsNet	$ 44,821,077,322	$ 44,821,077,322
Holdings Count | Holding	286	286
Advisory Fees Paid, Amount		$ 76,083,076
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$44,821,077,322 # of Portfolio Holdings286 Total Net Advisory Fees Paid$76,083,076
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	51.8%
Repurchase Agreements	51.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025304
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Obligations Fund
Trading Symbol		FYAXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$72	0.70%

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.70%
AssetsNet	$ 44,821,077,322	$ 44,821,077,322
Holdings Count | Holding	286	286
Advisory Fees Paid, Amount		$ 76,083,076
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$44,821,077,322 # of Portfolio Holdings286 Total Net Advisory Fees Paid$76,083,076
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	51.8%
Repurchase Agreements	51.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025305
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Obligations Fund
Trading Symbol		GPOXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$31	0.30%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.30%
AssetsNet	$ 44,821,077,322	$ 44,821,077,322
Holdings Count | Holding	286	286
Advisory Fees Paid, Amount		$ 76,083,076
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$44,821,077,322 # of Portfolio Holdings286 Total Net Advisory Fees Paid$76,083,076
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	51.8%
Repurchase Agreements	51.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025306
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Obligations Fund
Trading Symbol		GSOXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$24	0.23%

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.23%
AssetsNet	$ 44,821,077,322	$ 44,821,077,322
Holdings Count | Holding	286	286
Advisory Fees Paid, Amount		$ 76,083,076
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$44,821,077,322 # of Portfolio Holdings286 Total Net Advisory Fees Paid$76,083,076
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	51.8%
Repurchase Agreements	51.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025303
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Obligations Fund
Trading Symbol		FGAXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$46	0.45%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.45%
AssetsNet	$ 44,821,077,322	$ 44,821,077,322
Holdings Count | Holding	286	286
Advisory Fees Paid, Amount		$ 76,083,076
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$44,821,077,322 # of Portfolio Holdings286 Total Net Advisory Fees Paid$76,083,076
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	51.8%
Repurchase Agreements	51.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000088821
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Obligations Fund
Trading Symbol		GTOXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$102	1.00%

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		1.00%
AssetsNet	$ 44,821,077,322	$ 44,821,077,322
Holdings Count | Holding	286	286
Advisory Fees Paid, Amount		$ 76,083,076
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$44,821,077,322 # of Portfolio Holdings286 Total Net Advisory Fees Paid$76,083,076
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	51.8%
Repurchase Agreements	51.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000088819
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Obligations Fund
Trading Symbol		GTPXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$56	0.55%

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		0.55%
AssetsNet	$ 44,821,077,322	$ 44,821,077,322
Holdings Count | Holding	286	286
Advisory Fees Paid, Amount		$ 76,083,076
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$44,821,077,322 # of Portfolio Holdings286 Total Net Advisory Fees Paid$76,083,076
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	51.8%
Repurchase Agreements	51.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000088820
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Obligations Fund
Trading Symbol		GTRXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Resource	$87	0.85%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.85%
AssetsNet	$ 44,821,077,322	$ 44,821,077,322
Holdings Count | Holding	286	286
Advisory Fees Paid, Amount		$ 76,083,076
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$44,821,077,322 # of Portfolio Holdings286 Total Net Advisory Fees Paid$76,083,076
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	51.8%
Repurchase Agreements	51.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025203
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Solutions Fund
Trading Symbol		FEDXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.20%

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.20%
AssetsNet	$ 14,685,889,276	$ 14,685,889,276
Holdings Count | Holding	239	239
Advisory Fees Paid, Amount		$ 26,105,956
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$14,685,889,276 # of Portfolio Holdings239 Total Net Advisory Fees Paid$26,105,956
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	61.8%
Repurchase Agreements	48.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025208
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Solutions Fund
Trading Symbol		GCFXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$36	0.35%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.35%
AssetsNet	$ 14,685,889,276	$ 14,685,889,276
Holdings Count | Holding	239	239
Advisory Fees Paid, Amount		$ 26,105,956
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$14,685,889,276 # of Portfolio Holdings239 Total Net Advisory Fees Paid$26,105,956
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	61.8%
Repurchase Agreements	48.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025205
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Solutions Fund
Trading Symbol		FVSXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$72	0.70%

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.70%
AssetsNet	$ 14,685,889,276	$ 14,685,889,276
Holdings Count | Holding	239	239
Advisory Fees Paid, Amount		$ 26,105,956
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$14,685,889,276 # of Portfolio Holdings239 Total Net Advisory Fees Paid$26,105,956
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	61.8%
Repurchase Agreements	48.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025206
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Solutions Fund
Trading Symbol		GPFXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$31	0.30%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.30%
AssetsNet	$ 14,685,889,276	$ 14,685,889,276
Holdings Count | Holding	239	239
Advisory Fees Paid, Amount		$ 26,105,956
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$14,685,889,276 # of Portfolio Holdings239 Total Net Advisory Fees Paid$26,105,956
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	61.8%
Repurchase Agreements	48.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025207
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Solutions Fund
Trading Symbol		GSFXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$24	0.23%

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.23%
AssetsNet	$ 14,685,889,276	$ 14,685,889,276
Holdings Count | Holding	239	239
Advisory Fees Paid, Amount		$ 26,105,956
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$14,685,889,276 # of Portfolio Holdings239 Total Net Advisory Fees Paid$26,105,956
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	61.8%
Repurchase Agreements	48.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025204
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Solutions Fund
Trading Symbol		FVAXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$46	0.45%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.45%
AssetsNet	$ 14,685,889,276	$ 14,685,889,276
Holdings Count | Holding	239	239
Advisory Fees Paid, Amount		$ 26,105,956
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$14,685,889,276 # of Portfolio Holdings239 Total Net Advisory Fees Paid$26,105,956
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	61.8%
Repurchase Agreements	48.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000088805
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Solutions Fund
Trading Symbol		GFCXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$102	1.00%

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		1.00%
AssetsNet	$ 14,685,889,276	$ 14,685,889,276
Holdings Count | Holding	239	239
Advisory Fees Paid, Amount		$ 26,105,956
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$14,685,889,276 # of Portfolio Holdings239 Total Net Advisory Fees Paid$26,105,956
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	61.8%
Repurchase Agreements	48.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000088806
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Financial Square Treasury Solutions Fund
Trading Symbol		GFPXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$56	0.55%

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		0.55%
AssetsNet	$ 14,685,889,276	$ 14,685,889,276
Holdings Count | Holding	239	239
Advisory Fees Paid, Amount		$ 26,105,956
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$14,685,889,276 # of Portfolio Holdings239 Total Net Advisory Fees Paid$26,105,956
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	61.8%
Repurchase Agreements	48.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000166000
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Investor Money Market Fund
Trading Symbol		FMEXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.43%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.43%
AssetsNet	$ 10,220,112,106	$ 10,220,112,106
Holdings Count | Holding	575	575
Advisory Fees Paid, Amount		$ 14,763,034
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$10,220,112,106 # of Portfolio Holdings575 Total Net Advisory Fees Paid$14,763,034
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	23.6%
Commercial Paper and Corporate Obligations	24.9%
Repurchase Agreements	19.1%
Variable Rate Municipal Debt Obligations	8.8%
Certificate of Deposit	7.3%
Variable Rate Obligations	4.6%
Certificate of Deposit-Yankeedollar	4.3%
Medium Term Notes	2.2%
U.S. Government Agency Obligations	1.9%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000166001
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Investor Money Market Fund
Trading Symbol		FMGXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	1.19%

Expenses Paid, Amount		$ 122
Expense Ratio, Percent		1.19%
AssetsNet	$ 10,220,112,106	$ 10,220,112,106
Holdings Count | Holding	575	575
Advisory Fees Paid, Amount		$ 14,763,034
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$10,220,112,106 # of Portfolio Holdings575 Total Net Advisory Fees Paid$14,763,034
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	23.6%
Commercial Paper and Corporate Obligations	24.9%
Repurchase Agreements	19.1%
Variable Rate Municipal Debt Obligations	8.8%
Certificate of Deposit	7.3%
Variable Rate Obligations	4.6%
Certificate of Deposit-Yankeedollar	4.3%
Medium Term Notes	2.2%
U.S. Government Agency Obligations	1.9%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000240873
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Investor Money Market Fund
Trading Symbol		FMDXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$18	0.18%

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.18%
AssetsNet	$ 10,220,112,106	$ 10,220,112,106
Holdings Count | Holding	575	575
Advisory Fees Paid, Amount		$ 14,763,034
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$10,220,112,106 # of Portfolio Holdings575 Total Net Advisory Fees Paid$14,763,034
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	23.6%
Commercial Paper and Corporate Obligations	24.9%
Repurchase Agreements	19.1%
Variable Rate Municipal Debt Obligations	8.8%
Certificate of Deposit	7.3%
Variable Rate Obligations	4.6%
Certificate of Deposit-Yankeedollar	4.3%
Medium Term Notes	2.2%
U.S. Government Agency Obligations	1.9%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000161182
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Investor Money Market Fund
Trading Symbol		FMJXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.18%

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.18%
AssetsNet	$ 10,220,112,106	$ 10,220,112,106
Holdings Count | Holding	575	575
Advisory Fees Paid, Amount		$ 14,763,034
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$10,220,112,106 # of Portfolio Holdings575 Total Net Advisory Fees Paid$14,763,034
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	23.6%
Commercial Paper and Corporate Obligations	24.9%
Repurchase Agreements	19.1%
Variable Rate Municipal Debt Obligations	8.8%
Certificate of Deposit	7.3%
Variable Rate Obligations	4.6%
Certificate of Deposit-Yankeedollar	4.3%
Medium Term Notes	2.2%
U.S. Government Agency Obligations	1.9%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000172503
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Investor Money Market Fund
Trading Symbol		FHSXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$70	0.68%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.68%
AssetsNet	$ 10,220,112,106	$ 10,220,112,106
Holdings Count | Holding	575	575
Advisory Fees Paid, Amount		$ 14,763,034
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$10,220,112,106 # of Portfolio Holdings575 Total Net Advisory Fees Paid$14,763,034
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	23.6%
Commercial Paper and Corporate Obligations	24.9%
Repurchase Agreements	19.1%
Variable Rate Municipal Debt Obligations	8.8%
Certificate of Deposit	7.3%
Variable Rate Obligations	4.6%
Certificate of Deposit-Yankeedollar	4.3%
Medium Term Notes	2.2%
U.S. Government Agency Obligations	1.9%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000166002
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Investor Money Market Fund
Trading Symbol		FMKXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$44	0.43%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.43%
AssetsNet	$ 10,220,112,106	$ 10,220,112,106
Holdings Count | Holding	575	575
Advisory Fees Paid, Amount		$ 14,763,034
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$10,220,112,106 # of Portfolio Holdings575 Total Net Advisory Fees Paid$14,763,034
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	23.6%
Commercial Paper and Corporate Obligations	24.9%
Repurchase Agreements	19.1%
Variable Rate Municipal Debt Obligations	8.8%
Certificate of Deposit	7.3%
Variable Rate Obligations	4.6%
Certificate of Deposit-Yankeedollar	4.3%
Medium Term Notes	2.2%
U.S. Government Agency Obligations	1.9%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000172501
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Investor Money Market Fund
Trading Symbol		FHMXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$100	0.98%

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.98%
AssetsNet	$ 10,220,112,106	$ 10,220,112,106
Holdings Count | Holding	575	575
Advisory Fees Paid, Amount		$ 14,763,034
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$10,220,112,106 # of Portfolio Holdings575 Total Net Advisory Fees Paid$14,763,034
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	23.6%
Commercial Paper and Corporate Obligations	24.9%
Repurchase Agreements	19.1%
Variable Rate Municipal Debt Obligations	8.8%
Certificate of Deposit	7.3%
Variable Rate Obligations	4.6%
Certificate of Deposit-Yankeedollar	4.3%
Medium Term Notes	2.2%
U.S. Government Agency Obligations	1.9%
Other	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000251956
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt California Money Market Fund
Trading Symbol	INCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the "Fund") for the period of September 10, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$10Footnote Reference(a)	0.43%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.43%
AssetsNet	$ 5,029,603	$ 5,029,603
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount	$ 1,796
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$5,029,603 # of Portfolio Holdings41 Total Net Advisory Fees Paid$1,796
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	48.0%
Other Municipal Security	22.7%
Non-Financial Company Commercial Paper	18.9%
U.S. Treasury Debt	7.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251959
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt California Money Market Fund
Trading Symbol	ICIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the "Fund") for the period of September 10, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$4Footnote Reference(a)	0.18%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.18%
AssetsNet	$ 5,029,603	$ 5,029,603
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount	$ 1,796
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$5,029,603 # of Portfolio Holdings41 Total Net Advisory Fees Paid$1,796
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	48.0%
Other Municipal Security	22.7%
Non-Financial Company Commercial Paper	18.9%
U.S. Treasury Debt	7.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251958
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt California Money Market Fund
Trading Symbol	ICSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the "Fund") for the period of September 10, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$15Footnote Reference(a)	0.68%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.68%
AssetsNet	$ 5,029,603	$ 5,029,603
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount	$ 1,796
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$5,029,603 # of Portfolio Holdings41 Total Net Advisory Fees Paid$1,796
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	48.0%
Other Municipal Security	22.7%
Non-Financial Company Commercial Paper	18.9%
U.S. Treasury Debt	7.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251957
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt California Money Market Fund
Trading Symbol	ICPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the "Fund") for the period of September 10, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$7Footnote Reference(a)	0.29%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.29%
AssetsNet	$ 5,029,603	$ 5,029,603
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount	$ 1,796
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$5,029,603 # of Portfolio Holdings41 Total Net Advisory Fees Paid$1,796
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	48.0%
Other Municipal Security	22.7%
Non-Financial Company Commercial Paper	18.9%
U.S. Treasury Debt	7.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251955
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt California Money Market Fund
Trading Symbol	ICBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the "Fund") for the period of September 10, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$10Footnote Reference(a)	0.43%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.43%
AssetsNet	$ 5,029,603	$ 5,029,603
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount	$ 1,796
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$5,029,603 # of Portfolio Holdings41 Total Net Advisory Fees Paid$1,796
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	48.0%
Other Municipal Security	22.7%
Non-Financial Company Commercial Paper	18.9%
U.S. Treasury Debt	7.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000166884
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Investor Tax-Exempt Money Market Fund
Trading Symbol		FKIXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.44%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.44%
AssetsNet	$ 2,470,475,985	$ 2,470,475,985
Holdings Count | Holding	198	198
Advisory Fees Paid, Amount		$ 3,635,438
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$2,470,475,985 # of Portfolio Holdings198 Total Net Advisory Fees Paid$3,635,438
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	55.5%
Non-Financial Company Commercial Paper	31.5%
Other Municipal Security	9.4%
Tender Option Bond	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective October 20, 2024, the Fund changed its principal investment strategy to permit the Fund to invest up to 20% of its net assets in securities the interest from which may be subject to federal income tax and an item of tax preference under the federal alternative minimum tax (“AMT”), including securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. The Fund will continue to invest at least 80% of its net assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000166885
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Investor Tax-Exempt Money Market Fund
Trading Symbol		FCYXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120	1.19%

Expenses Paid, Amount		$ 120
Expense Ratio, Percent		1.19%
AssetsNet	$ 2,470,475,985	$ 2,470,475,985
Holdings Count | Holding	198	198
Advisory Fees Paid, Amount		$ 3,635,438
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$2,470,475,985 # of Portfolio Holdings198 Total Net Advisory Fees Paid$3,635,438
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	55.5%
Non-Financial Company Commercial Paper	31.5%
Other Municipal Security	9.4%
Tender Option Bond	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective October 20, 2024, the Fund changed its principal investment strategy to permit the Fund to invest up to 20% of its net assets in securities the interest from which may be subject to federal income tax and an item of tax preference under the federal alternative minimum tax (“AMT”), including securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. The Fund will continue to invest at least 80% of its net assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025210
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Investor Tax-Exempt Money Market Fund
Trading Symbol		FTXXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.19%

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.19%
AssetsNet	$ 2,470,475,985	$ 2,470,475,985
Holdings Count | Holding	198	198
Advisory Fees Paid, Amount		$ 3,635,438
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$2,470,475,985 # of Portfolio Holdings198 Total Net Advisory Fees Paid$3,635,438
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	55.5%
Non-Financial Company Commercial Paper	31.5%
Other Municipal Security	9.4%
Tender Option Bond	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective October 20, 2024, the Fund changed its principal investment strategy to permit the Fund to invest up to 20% of its net assets in securities the interest from which may be subject to federal income tax and an item of tax preference under the federal alternative minimum tax (“AMT”), including securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. The Fund will continue to invest at least 80% of its net assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025212
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Investor Tax-Exempt Money Market Fund
Trading Symbol		FESXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$70	0.69%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.69%
AssetsNet	$ 2,470,475,985	$ 2,470,475,985
Holdings Count | Holding	198	198
Advisory Fees Paid, Amount		$ 3,635,438
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$2,470,475,985 # of Portfolio Holdings198 Total Net Advisory Fees Paid$3,635,438
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	55.5%
Non-Financial Company Commercial Paper	31.5%
Other Municipal Security	9.4%
Tender Option Bond	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective October 20, 2024, the Fund changed its principal investment strategy to permit the Fund to invest up to 20% of its net assets in securities the interest from which may be subject to federal income tax and an item of tax preference under the federal alternative minimum tax (“AMT”), including securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. The Fund will continue to invest at least 80% of its net assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025213
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Investor Tax-Exempt Money Market Fund
Trading Symbol		GPTXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$29	0.29%

Expenses Paid, Amount		$ 29
Expense Ratio, Percent		0.29%
AssetsNet	$ 2,470,475,985	$ 2,470,475,985
Holdings Count | Holding	198	198
Advisory Fees Paid, Amount		$ 3,635,438
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$2,470,475,985 # of Portfolio Holdings198 Total Net Advisory Fees Paid$3,635,438
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	55.5%
Non-Financial Company Commercial Paper	31.5%
Other Municipal Security	9.4%
Tender Option Bond	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective October 20, 2024, the Fund changed its principal investment strategy to permit the Fund to invest up to 20% of its net assets in securities the interest from which may be subject to federal income tax and an item of tax preference under the federal alternative minimum tax (“AMT”), including securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. The Fund will continue to invest at least 80% of its net assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000025211
Shareholder Report [Line Items]
Fund Name		Goldman Sachs Investor Tax-Exempt Money Market Fund
Trading Symbol		FEAXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$45	0.44%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.44%
AssetsNet	$ 2,470,475,985	$ 2,470,475,985
Holdings Count | Holding	198	198
Advisory Fees Paid, Amount		$ 3,635,438
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$2,470,475,985 # of Portfolio Holdings198 Total Net Advisory Fees Paid$3,635,438
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	55.5%
Non-Financial Company Commercial Paper	31.5%
Other Municipal Security	9.4%
Tender Option Bond	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective October 20, 2024, the Fund changed its principal investment strategy to permit the Fund to invest up to 20% of its net assets in securities the interest from which may be subject to federal income tax and an item of tax preference under the federal alternative minimum tax (“AMT”), including securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. The Fund will continue to invest at least 80% of its net assets in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 29, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number		1-800-621-2550
Updated Prospectus Web Address		dfinview.com/GoldmanSachs
C000251961
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt New York Money Market Fund
Trading Symbol	INBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the "Fund") for the period of September 10, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$10Footnote Reference(a)	0.43%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.43%
AssetsNet	$ 5,707,484	$ 5,707,484
Holdings Count | Holding	37	37
Advisory Fees Paid, Amount	$ 1,979
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$5,707,484 # of Portfolio Holdings37 Total Net Advisory Fees Paid$1,979
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	65.3%
Other Municipal Security	18.6%
Non-Financial Company Commercial Paper	7.0%
U.S. Treasury Bills	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251964
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt New York Money Market Fund
Trading Symbol	INYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the "Fund") for the period of September 10, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$4Footnote Reference(a)	0.18%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.18%
AssetsNet	$ 5,707,484	$ 5,707,484
Holdings Count | Holding	37	37
Advisory Fees Paid, Amount	$ 1,979
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$5,707,484 # of Portfolio Holdings37 Total Net Advisory Fees Paid$1,979
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	65.3%
Other Municipal Security	18.6%
Non-Financial Company Commercial Paper	7.0%
U.S. Treasury Bills	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251963
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt New York Money Market Fund
Trading Symbol	INSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the "Fund") for the period of September 10, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$15Footnote Reference(a)	0.68%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.68%
AssetsNet	$ 5,707,484	$ 5,707,484
Holdings Count | Holding	37	37
Advisory Fees Paid, Amount	$ 1,979
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$5,707,484 # of Portfolio Holdings37 Total Net Advisory Fees Paid$1,979
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	65.3%
Other Municipal Security	18.6%
Non-Financial Company Commercial Paper	7.0%
U.S. Treasury Bills	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251962
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt New York Money Market Fund
Trading Symbol	INPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the "Fund") for the period of September 10, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$7Footnote Reference(a)	0.29%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.29%
AssetsNet	$ 5,707,484	$ 5,707,484
Holdings Count | Holding	37	37
Advisory Fees Paid, Amount	$ 1,979
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$5,707,484 # of Portfolio Holdings37 Total Net Advisory Fees Paid$1,979
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	65.3%
Other Municipal Security	18.6%
Non-Financial Company Commercial Paper	7.0%
U.S. Treasury Bills	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251960
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt New York Money Market Fund
Trading Symbol	INDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the "Fund") for the period of September 10, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$10Footnote Reference(a)	0.43%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period September 10, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.43%
AssetsNet	$ 5,707,484	$ 5,707,484
Holdings Count | Holding	37	37
Advisory Fees Paid, Amount	$ 1,979
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of November 30, 2024)

Total Net Assets$5,707,484 # of Portfolio Holdings37 Total Net Advisory Fees Paid$1,979
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	65.3%
Other Municipal Security	18.6%
Non-Financial Company Commercial Paper	7.0%
U.S. Treasury Bills	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs